Share Capital	9 Months Ended
Sep. 30, 2020
Disclosure Of Share Capital Reserves And Other Equity Interest [Abstract]
Share Capital

24. SHARE CAPITAL

A) Authorized

Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Company’s Board of Directors prior to issuance and subject to the Company’s articles.

B) Issued and Outstanding

	September 30, 2020		December 31, 2019
As at	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,228,828	11,040	1,228,790	11,040
Common Shares Issued Under Stock Option Plan (Note 26)	42	-	38	-
Outstanding, End of Period	1,228,870	11,040	1,228,828	11,040

There were no preferred shares outstanding as at September 30, 2020 (December 31, 2019 – nil).

As at September 30, 2020, there were 27 million (December 31, 2019 – 26 million) common shares available for future issuance under the stock option plan.